Equity - Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Company’s capital		R$ 2,313,941	R$ 2,290,876	R$ 2,246,367
Share-based payment	[1]	52,311	40,009	45,217
Issued capital
Disclosure of classes of share capital [line items]
Share-based payment	[1]	R$ 23,065	R$ 44,509	R$ 3,152
Common shares
Disclosure of classes of share capital [line items]
Shares issued		928,965,058,000	928,965,058,000	928,965,058,000
Acquisition		0	0
Preferred shares
Disclosure of classes of share capital [line items]
Shares issued		335,623,408,000	333,680,010,000	331,644,724,000
Acquisition		1,943,398,000	2,035,286,000

[1]	(*) Refers to the receipt of the exercise of stock options, already registered and to be registered in corporate acts, transfers of treasury shares for the payment of restricted shares net of income tax and the creation of a provision for share-based payment.